Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 112,000	$ 99,200	$ 90,100
Year ended 31 Dec	155,900	148,100	129,400
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	297	480	382
Year ended 31 Dec	297	480	382
Estimated fees paid by associated third parties	$ 12,300	$ 13,100	$ 6,300